(Wanger USA)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified retirement or other plans (collectively, Qualified Plans), if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wanger USA)	Wanger USA
Management fees	0.86%
Distribution and/or service (Rule 12b-1) fees	none
Other Expenses	0.10%
Total Expenses	0.96%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your Contract or Qualified Plan, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Wanger USA) (USD $)	1 Year	3 Years	5 Years	10 Years
Wanger USA	98	306	531	1,178

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Wanger Asset Management, LLC, the Fund's investment advisor (the Investment Manager), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Investment Manager typically seeks companies with:

  A strong business franchise that offers growth potential.

  Products and services that give the company a competitive advantage.

  A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.

The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk – Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In cases where the Fund takes significant positions in smaller companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in investment losses. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your Contract or Qualified Plan, if any, and would be lower if they did. The Fund's past performance is no guarantee of how the Fund will perform in the future.

Daily and month-end performance information is available by calling the Investment Manager at 888.4.WANGER (888.492.6437).

The bar chart below shows you how the performance of the Fund has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:    22.90%

Worst:   4th quarter 2008:   -27.74%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the Russell 2000 Index, the Fund's primary benchmark, and the Lipper Variable Underlying Small-Cap Growth Funds Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Lipper Variable Underlying Small-Cap Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying Small-Cap Growth Funds Classification, and shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.

Average Annual Total Returns (Wanger USA)	1 Year	5 Years	10 Years
Wanger USA	20.02%	4.15%	10.14%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.56%	9.72%
Lipper Variable Underlying Small-Cap Growth Funds Index (reflects no deductions for taxes)	14.54%	2.91%	9.49%